UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2014

MFS® HIGH INCOME

MUNICIPAL TRUST

CXE-SEM

MFS® HIGH INCOME MUNICIPAL TRUST

New York Stock Exchange Symbol: CXE

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at market value

Top ten industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue – Hospitals	29.9%
Healthcare Revenue – Long Term Care	14.1%
Water & Sewer Utility Revenue	10.2%
Tobacco	8.3%
Universities – Colleges	8.2%
General Obligations – General Purpose	8.2%
Miscellaneous Revenue – Other	6.9%
State & Local Agencies	6.4%
Toll Roads	5.3%
U.S. Treasury Securities (j)	(19.7)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	8.4%
AA	32.0%
A	31.9%
BBB	31.8%
BB	11.0%
B	11.8%
C (o)	0.0%
Not Rated (j)	3.9%
Cash & Other	(30.8)%

Portfolio facts (i)
Average Duration (d)	11.6
Average Effective Maturity (m)	18.3 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (19.7)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%

From time to time Cash & Other may be negative due to the aggregate liquidation value of variable rate municipal term preferred shares, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets, including the value of auction rate preferred shares, as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Gary Lasman	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 153.1%
Issuer	Shares/Par	Value ($)

Alabama - 2.5%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$80,000	$86,030
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	755,000	836,372
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 8/01/25	1,000,000	1,003,120
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	75,000	81,260
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	10,000	5,633
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	130,000	68,387
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	185,000	80,427
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	260,000	77,923
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	500,000	139,383
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	25,000	25,892
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	60,000	64,136
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	85,000	92,701
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	85,000	94,096
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	95,000	106,807
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	140,000	156,813
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	800,000	806,016
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	225,000	235,289
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	200,000	184,024

		$4,144,309

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Arizona - 1.9%
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	$165,000	$153,488
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	80,000	74,501
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	160,000	141,291
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	145,000	149,495
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	235,000	240,673
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	1,295,000	1,318,440
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	800,000	841,512
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	110,000	113,579
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	85,000	87,557

		$3,120,536
California - 15.5%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 4/01/34	$1,850,000	$2,012,708
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	350,000	182,235
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	355,000	174,177
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	715,000	329,801
California Educational Facilities Authority Rev., 5%, 2/01/26	295,000	307,650
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	190,000	205,601
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,650,000	1,901,411
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	125,000	142,584
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/42	1,000,000	1,039,870
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	835,000	978,553
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,875,000	1,907,081
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	155,000	210,696
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	650,000	863,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	$100,000	$113,134
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (b)	270,000	295,720
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	845,000	889,565
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	595,000	606,460
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	345,000	350,189
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,290,000	1,447,006
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	63,113	631
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	107,811
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,545,000	1,677,036
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,015,000	991,290
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	125,000	125,946
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	310,000	355,675
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	380,000	317,889
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	140,000	144,904
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	260,000	284,305
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2/15/25	620,000	624,067
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	330,000	387,598
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	330,000	387,275
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	445,000	494,235
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	210,000	232,445
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,125,000	1,182,443
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	465,000	527,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 9/01/22	$1,910,000	$1,483,478
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	35,000	37,057
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	960,000	1,049,203
State of California, 5.25%, 10/01/28	425,000	495,346
State of California, 5.25%, 9/01/30	1,005,000	1,153,268

		$26,017,604
Colorado - 8.2%
Colorado Health Care Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/43	$250,000	$291,418
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	265,000	265,201
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 12/01/35	1,400,000	1,402,786
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	130,000	144,577
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	980,000	1,024,727
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	795,000	878,173
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	385,000	423,092
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	620,000	640,739
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	205,000	227,316
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 11/15/25 (c)	2,840,000	2,848,208
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 11/15/25 (c)	2,280,000	2,961,971
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	85,000	89,462
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	125,000	134,074
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	1,500,000	1,358,475
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	885,000	886,469
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	100,000	101,010

		$13,677,698
Delaware - 0.4%
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	$700,000	$679,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
District of Columbia - 2.2%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$1,000,000	$1,016,340
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	140,000	157,387
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	55,000	63,030
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	160,000	165,157
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	850,000	851,666
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	985,000	954,632
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	440,000	459,364

		$3,667,576
Florida - 9.1%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$90,000	$93,355
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	215,000	223,518
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	145,000	150,423
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	105,000	104,817
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	50,000	49,935
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	75,000	75,234
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	685,000	753,740
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 7/01/40	735,000	735,581
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	705,000	360,868
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	420,000	440,546
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	610,000	658,550
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 8/01/26	1,270,000	1,270,635
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	1,015,000	1,217,919

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	$135,000	$157,006
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	875,000	1,029,551
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	140,000	135,654
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	295,000	285,106
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/44	555,000	582,023
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,500,000	1,786,170
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	395,000	388,550
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	470,000	355,292
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	1,015,000	1,216,884
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	125,000	127,516
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	101,341
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	150,000	167,615
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	135,000	149,179
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	365,000	382,411
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	240,000	209,520
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	175,000	193,685
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	100,000	110,609
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	780,000	825,505
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	25,000	27,431
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	25,000	26,848
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	50,000	53,007
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	150,000	157,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	$235,000	$237,052
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	1,210,000	459,800

		$15,300,472
Georgia - 2.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$120,000	$128,035
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	120,000	127,511
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 1/01/16	100,000	105,220
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	465,000	573,033
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	220,000	238,201
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	255,000	315,137
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	185,000	195,316
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	20,000	22,910
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2/15/34	750,000	757,755
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	830,000	956,210
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	430,000	516,830
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	335,000	343,583
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	415,000	448,403

		$4,728,144
Guam - 1.1%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$375,000	$414,660
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 7/01/35	1,125,000	1,161,113
Guam Government, “A”, 7%, 11/15/39	110,000	118,960
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	35,000	37,373
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	60,000	65,195

		$1,797,301

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$105,000	$122,643
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	180,000	210,868
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	950,000	1,064,086
State of Hawaii, “DZ”, 5%, 12/01/31	255,000	293,604

		$1,691,201
Idaho - 1.6%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21 (c)	$1,750,000	$2,306,483
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	265,000	267,422
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	145,000	145,844

		$2,719,749
Illinois - 10.9%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$260,000	$243,859
Bellwood, IL, 5.875%, 12/01/27	200,000	195,542
Bellwood, IL, 6.15%, 12/01/32	300,000	291,933
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	750,000	686,588
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	1,000,000	1,121,180
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	95,000	103,978
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	50,000	54,422
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	190,000	200,070
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 6/01/22	425,000	426,211
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	215,000	239,306
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	430,000	477,416
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	80,000	88,379
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	250,850
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	1,050,000	1,109,315

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	$245,000	$245,172
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	265,000	264,793
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	230,000	233,004
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	620,000	758,700
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	255,000	283,833
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	590,000	619,559
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	615,000	682,269
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,250,000	1,252,750
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	785,000	932,203
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,710,000	1,998,494
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	396,000	406,074
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 3/01/35	1,876,000	1,891,833
State of Illinois, 5%, 2/01/39	270,000	280,036
State of Illinois, 5.5%, 7/01/38	215,000	235,563
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29	2,370,000	2,615,864

		$18,189,196
Indiana - 4.2%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	$350,000	$385,221
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	235,000	244,912
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	590,000	611,317
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	155,000	159,436
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	195,000	210,988
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	145,000	154,516
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,255,000	2,318,794

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	$1,220,000	$1,291,382
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	130,000	135,459
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	370,000	431,198
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	325,000	359,756
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	750,000	820,560

		$7,123,539
Iowa - 1.3%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$250,000	$260,588
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	275,000	287,664
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 12/01/25	275,000	286,473
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	205,000	220,793
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	205,000	220,531
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	20,000	21,520
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	375,000	402,698
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 1/01/29	479,000	484,025

		$2,184,292
Kansas - 0.1%
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	$200,000	$211,360

Kentucky - 2.6%
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	$160,000	$158,498
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	95,000	95,124
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	375,000	417,690
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	125,000	139,096
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	735,000	821,671

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kentucky - continued
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/18 (c)	$1,685,000	$2,007,155
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	420,000	430,114
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	260,000	290,217

		$4,359,565
Louisiana - 2.3%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$380,000	$419,896
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	240,000	260,342
Louisiana Military Department Custody Receipts, 5%, 8/01/24	1,500,000	1,568,595
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	775,000	840,945
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (b)	760,000	818,687

		$3,908,465
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (b)	$450,000	$459,428

Maryland - 0.9%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$175,000	$186,475
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	125,000	135,253
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	945,000	1,142,297

		$1,464,025
Massachusetts - 6.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$370,000	$414,441
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	1,145,000	1,384,042
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	100,000	80,679
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	895,000	932,474
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 7/01/32	1,090,000	1,090,022

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	$168,995	$154,744
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	42,309	36,896
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	11,291	8,395
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	56,165	411
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	100,000	103,087
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	135,000	139,219
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	710,000	778,046
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	555,000	669,397
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	505,000	514,095
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	870,000	883,772
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 5/01/19 (c)	105,000	127,873
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 10/01/33	500,000	500,330
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/15 (c)	130,000	143,411
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	185,000	202,647
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	920,000	1,075,333
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	50,000	53,754
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	845,000	899,824
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	490,000	557,772

		$10,750,664
Michigan - 3.4%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,200,000	$1,251,552
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	730,000	720,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	$200,000	$201,362
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	100,000	100,996
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	175,000	193,508
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	85,000	93,940
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,250,000	1,337,738
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	840,000	902,261
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39	660,000	860,785

		$5,663,090
Minnesota - 0.1%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$97,083	$97,953

Mississippi - 2.1%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$2,000,000	$2,000,720
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	155,000	176,652
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	560,000	608,322
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	275,000	308,622
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	100,000	111,282
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	300,000	300,138

		$3,505,736
National - 1.0%
Centerline Capital Group, Inc., FHLMC, 6.3%, 5/15/19 (n)	$1,000,000	$1,123,730
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 12/01/16 (z)	546,075	541,996

		$1,665,726
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 1), “A”, 5.25%, 12/01/18	$415,000	$472,664

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nevada - 0.8%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	$1,175,000	$1,324,589

New Hampshire - 0.6%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$745,000	$813,913
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 7/01/18 (c)	155,000	174,243

		$988,156
New Jersey - 9.6%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$1,500,000	$1,526,100
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,195,000	1,409,252
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 1/01/25	205,000	205,898
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 1/01/37	830,000	830,996
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26	50,000	50,847
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	315,000	336,237
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	55,000	62,824
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	55,000	60,209
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	160,000	174,883
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	750,000	766,575
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	455,000	467,995
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	640,000	660,794
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	135,000	143,675
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	120,000	127,711
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	2,570,000	2,560,594
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	2,750,000	2,148,768
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	4,670,000	3,656,190

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	$3,565,000	$860,734
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	45,000	10,681

		$16,060,963
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	$200,000	$199,868

New York - 9.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$155,000	$171,015
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	250,000	274,250
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	120,000	104,359
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	460,000	476,390
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	480,000	548,573
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	245,000	288,524
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	150,000	171,557
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/34	1,330,000	1,482,551
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	865,000	959,449
New York Environmental Facilities, “C”, 5%, 5/15/41	1,195,000	1,324,096
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	685,000	756,267
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	380,000	412,817
New York Urban Development Corp. (University Facilities Grants), 5.875%, 1/01/21	1,000,000	1,202,180
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	935,000	1,065,208
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	1,005,000	1,109,842
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	560,000	617,193
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	2,510,000	2,774,102
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	1,010,000	1,066,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	$890,000	$904,089
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	40,000	40,879
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	35,000	35,333
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	315,000	352,422
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	360,000	401,461

		$16,539,087
North Carolina - 2.6%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$1,345,356	$1,280,335
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	1,130,000	1,203,744
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 10/01/29	1,915,000	1,922,277

		$4,406,356
Ohio - 4.3%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$225,000	$233,762
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,155,000	970,477
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	635,000	525,380
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	815,000	665,700
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	750,000	819,660
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	165,000	183,142
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	430,000	427,196
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	900,000	982,530
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 8/15/29	565,000	610,771
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	225,000	227,039
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	120,000	116,965

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	$225,000	$218,909
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	665,000	767,669
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	380,000	383,808

		$7,133,008
Oklahoma - 1.2%
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	$195,000	$202,184
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	115,000	118,401
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	305,000	310,804
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	380,000	385,111
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 9/01/26	360,000	363,557
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	225,000	232,245
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	470,000	485,134

		$2,097,436
Oregon - 0.6%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$800,000	$796,768
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	105,000	108,670
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	135,000	142,106

		$1,047,544
Pennsylvania - 7.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$560,000	$627,547
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	125,000	128,613
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	535,000	547,252
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	120,000	121,566
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	155,000	155,395
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	45,000	46,181

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	$355,000	$350,477
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	890,000	972,209
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/16 (c)	645,000	673,819
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/26 (c)	1,000,000	1,050,180
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	50,000	50,990
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	25,000	25,355
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,425,000	1,529,638
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,200,000	362,592
Luzerne County, PA, AGM, 6.75%, 11/01/23	570,000	659,621
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	440,000	470,312
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	325,000	348,452
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	100,000	107,223
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	145,000	152,354
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	290,000	301,095
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	390,000	404,212
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School ), 6.875%, 6/15/33	100,000	104,051
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	120,000	123,716
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School), 7.375%, 6/15/43	145,000	153,155
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	170,000	196,534
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	1,835,000	1,851,533
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 1/01/29	998,000	1,003,399

		$12,517,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - 2.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 7/01/37	$185,000	$144,520
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	195,000	155,427
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	645,000	607,164
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	60,000	61,585
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	40,000	41,004
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	20,000	19,135
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	65,000	64,514
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	75,000	73,259
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	125,000	113,918
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	50,000	43,132
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	70,000	57,382
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	43,749
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	23,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26 (c)	$155,000	$200,237
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26 (c)	1,645,000	2,125,093
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	785,000	676,435

		$4,449,960
Rhode Island - 0.7%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$840,000	$982,027
Rhode Island Tobacco Settlement Authority, 6%, 6/01/23	205,000	205,135

		$1,187,162
South Carolina - 2.2%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	$570,000	$700,735
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	500,000	523,595
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	645,000	677,205
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	260,226	196,138
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	232,410	158,859
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	111,525	1,792
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	102,359	1,645
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	50,000	47,646
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	355,000	389,517
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	845,000	927,159

		$3,624,291
Tennessee - 4.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,295,000	$1,412,962
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,455,000	1,517,754
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage (AHF/Tennessee Project), 8.5%, 1/01/29	994,000	1,002,509
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	225,000	233,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	$2,185,000	$2,499,706
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	75,000	85,449

		$6,752,229
Texas - 10.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$395,000	$414,154
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	55,000	54,726
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 10/01/38 (a)(d)	645,000	33,056
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	600,000	638,646
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	130,000	148,330
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	100,000	108,565
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	210,000	238,235
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	320,000	359,123
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	200,000	225,260
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	1,000,000	1,001,750
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	1,065,000	1,150,701
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	345,000	346,735
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	500,000	500,440
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	330,000	363,785
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/18 (c)	235,000	298,880
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	190,000	207,100
Houston, TX, Airport Systems Rev., “B”, 5%, 7/01/26	210,000	238,883
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	555,000	616,550
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	220,000	220,343

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Houston, TX, Airport Systems Rev., Special Facilities Rev (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	$155,000	$157,300
Houston, TX, Airport Systems Rev., Special Facilities Rev (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	395,000	400,996
Houston, TX, Airport Systems Rev., Special Facilities Rev (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	560,000	566,614
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	575,000	587,345
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	250,000	274,300
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	75,000	78,254
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	215,000	226,146
North Texas Tollway Authority Rev., 6%, 1/01/38	970,000	1,103,365
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	710,000	796,869
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	840,000	841,252
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	130,000	133,686
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	235,000	242,621
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	170,000	177,007
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	25,000	25,065
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 5.45%, 11/15/38	964,000	676,352
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46	366,000	256,775
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/53	32,000	22,450
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46	64,000	44,900
San Jacinto, TX, Community College District, 5.125%, 2/15/38	550,000	601,684
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	65,000	70,279

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	$65,000	$64,607
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	525,000	557,235
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	980,000	864,703
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	190,000	199,966
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	210,000	259,909
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	204,933
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	245,000	276,328
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/31	110,000	123,536
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/32	105,000	117,202
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	110,000	124,895
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	165,000	185,358
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 11/01/32	290,000	292,775

		$17,719,969
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$255,000	$283,025

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	$110,000	$98,358
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (b)	220,000	214,951

		$313,309
Virginia - 2.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$515,000	$521,221
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	140,000	140,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - continued
Richmond, VA, Public Improvement, “A”, 5%, 3/01/23	$1,720,000	$2,099,501
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	595,000	656,541
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	950,000	1,006,430

		$4,424,091
Washington - 6.2%
King County, WA, Sewer Rev., 5%, 1/01/40	$1,765,000	$1,905,706
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,405,000	1,596,530
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	120,000	131,405
State of Washington, “R”, 5%, 7/01/22	2,955,000	3,608,025
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	560,000	657,630
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	1,395,000	1,545,981
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	355,000	395,800
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	505,000	506,414

		$10,347,491
West Virginia - 0.1%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	$165,000	$169,681

Wisconsin - 4.3%
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	$840,000	$978,852
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	250,000	274,085
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	75,000	81,340
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 5/01/29	1,000,000	1,001,120
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/21 (c)	920,000	1,148,988
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/21 (c)	605,000	775,241
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	865,000	894,194
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	190,000	211,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	$1,675,000	$1,805,030
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	95,000	96,192

		$7,266,630
Total Municipal Bonds (Identified Cost, $238,976,407)		$256,452,309

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	781,005	$781,005
Total Investments (Identified Cost, $239,757,412)		$257,233,314

Other Assets, Less Liabilities - 4.6%		7,743,253
ARPS, at liquidation value (issued by the fund) - (3.4)%		(5,625,000)
VMTPS, at liquidation value (issued by the fund) - (54.9)%		(91,875,000)
Net assets applicable to common shares - 100.0%		$167,476,567

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,302,909 representing 1.4% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 12/01/16	8/27/93	$548,483	$541,996
% of Net assets applicable to common shares			0.3%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 5/31/14

Futures Contracts Outstanding at 5/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$27,738,953	September - 2014	$40,549
U.S. Treasury Note 30 yr (Short)	USD	46	6,323,563	September - 2014	12,777

					$53,326

At May 31, 2014, the fund had cash collateral of $383,900 to cover any commitments for certain derivative contracts. Cash collateral is composed of “Deposits with Brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $238,976,407)	$256,452,309
Underlying affiliated funds, at cost and value	781,005
Total investments, at value (identified cost, $239,757,412)	$257,233,314
Deposits with brokers	383,900
Receivables for
Daily variation margin on open futures contracts	34,234
Investments sold	4,518,138
Interest	3,991,554
Deferred VMTPS offering costs	128,425
Other assets	17,117
Total assets	$266,306,682
Liabilities
Payables for
Distributions on common shares	$17,747
Distributions on ARPS	73
Investments purchased	1,097,125
Interest expense	104,003
Payable to affiliates
Investment adviser	16,679
Transfer agent and dividend disbursing costs	892
Payable for independent Trustees’ compensation	132
Accrued expenses and other liabilities	93,464
VMTPS, at liquidation value	91,875,000
Total liabilities	$93,205,115
ARPS, at liquidation value	$5,625,000
Net assets applicable to common shares	$167,476,567
Net assets consist of
Paid-in capital – common shares	$218,007,338
Unrealized appreciation (depreciation) on investments	17,529,228
Accumulated net realized gain (loss) on investments	(69,056,997)
Undistributed net investment income	996,998
Net assets applicable to common shares	$167,476,567
ARPS, at liquidation value (133 shares of Series T and 92 shares of Series W issued and outstanding at $25,000 per share)	$5,625,000
VMTPS, at liquidation value (3,675 shares of Series 2016/9 issued and outstanding at $25,000 per share)	91,875,000
Total preferred shares	$97,500,000
Net assets including preferred shares	$264,976,567
Common shares of beneficial interest issued and outstanding	31,503,658
Net asset value per common share (net assets of $167,476,567 / 31,503,658 shares of beneficial interest outstanding)	$5.32

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$6,835,625
Dividends from underlying affiliated funds	3,796
Total investment income	$6,839,421
Expenses
Management fee	$963,316
Transfer agent and dividend disbursing costs	11,538
Administrative services fee	20,665
Independent Trustees’ compensation	13,794
Stock exchange fee	13,936
ARPS service fee	2,799
Custodian fee	11,514
Shareholder communications	16,709
Audit and tax fees	41,500
Legal fees	2,106
Amortization of VMTPS offering costs	27,859
Interest expense	605,714
Miscellaneous	47,429
Total expenses	$1,778,879
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(142)
Net expenses	$1,778,731
Net investment income	$5,060,690
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$7,713
Futures contracts	(939,286)
Net realized gain (loss) on investments	$(931,573)
Change in unrealized appreciation (depreciation)
Investments	$12,481,597
Futures contracts	(24,995)
Net unrealized gain (loss) on investments	$12,456,602
Net realized and unrealized gain (loss) on investments	$11,525,029
Distributions declared to shareholders of ARPS	$(3,065)
Change in net assets from operations	$16,582,654

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/14 (unaudited)	Year ended 11/30/13
From operations
Net investment income	$5,060,690	$10,361,474
Net realized gain (loss) on investments	(931,573)	108,711
Net unrealized gain (loss) on investments	12,456,602	(20,991,005)
Distributions declared to shareholders of ARPS	(3,065)	(9,558)
Change in net assets from operations	$16,582,654	$(10,530,378)
Distributions declared to common shareholders
From net investment income	$(4,946,075)	$(10,205,728)
Share transactions applicable to common shares
Net asset value of shares issued to common shareholders in reinvestment of distributions	$—	$99,488
Total change in net assets	$11,636,579	$(20,636,618)
Net assets applicable to common shares
At beginning of period	155,839,988	176,476,606
At end of period (including undistributed net investment income of $996,998 and $885,448, respectively)	$167,476,567	$155,839,988

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/14 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$16,582,654
Distributions to shareholders of ARPS	3,065
Change in net assets from operations excluding distributions declared to shareholders of ARPS	$16,585,719
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(22,502,864)
Proceeds from disposition of investment securities	14,428,407
Payments for futures contracts	(939,286)
Proceeds from disposition of short-term investments, net	8,966,631
Realized gain/loss on investments	(7,713)
Realized gain/loss on futures contracts	939,286
Unrealized appreciation/depreciation on investments	(12,481,597)
Net amortization/accretion of income	(120,308)
Amortization of VMTPS offering costs	27,859
Decrease in interest receivable	28,957
Decrease in accrued expenses and other liabilities	(10,994)
Increase in receivable for daily variation margin on open futures contracts	(10,062)
Decrease in deposits with brokers	57,075
Increase in other assets	(14,922)
Increase in payable for interest expense	4,815
Net cash provided by operating activities	$4,951,003
Cash flows from financing activities:
Cash distributions paid on common shares	(4,947,950)
Cash distributions paid on ARPS	(3,053)
Net cash used by financing activities	$(4,951,003)
Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2014 for interest was $600,899.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/14		Years ended 11/30
Common Shares			2013		2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$4.95		$5.60		$4.75	$4.74	$4.68	$3.94
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33		$0.36	$0.39	$0.42	$0.42
Net realized and unrealized gain (loss) on investments	0.37		(0.66)		0.72	0.02	0.04	0.70
Distributions declared to shareholders of ARPS	(0.00	)(w)	(0.00	)(w)	(0.01)	(0.01)	(0.01)	(0.02)
Total from investment operations	$0.53		$(0.33)		$1.07	$0.40	$0.45	$1.10
Less distributions declared to common shareholders
From net investment income	$(0.16)		$(0.32)		$(0.37)	$(0.39)	$(0.39)	$(0.36)
Net increase resulting from tender and repurchase of ARPS	$—		$—		$0.15	$—	$—	$—
Net asset value, end of period (x)	$5.32		$4.95		$5.60	$4.75	$4.74	$4.68
Market value, end of period	$4.98		$4.44		$5.83	$5.03	$5.00	$4.75
Total return at market value (%) (p)	15.94	(n)	(18.74)		24.17	9.34	13.94	52.74
Total return at net asset value (%) (j)(r)(s)(x)	11.09	(n)	(5.68)		26.30 (y)	8.92	9.63	29.87
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	2.23	(a)	2.20		1.75	1.58	1.55	1.78
Expenses after expense reductions (f)(p)	2.23	(a)	2.20		1.73	1.56	1.55	1.67
Net investment income (p)	6.33	(a)	6.24		6.94	8.39	8.58	10.02
Portfolio turnover	7	(n)	19		16	22	10	21
Net assets at end of period (000 omitted)	$167,477		$155,840		$176,477	$149,232	$148,521	$146,522

Financial Highlights – continued

	Six months ended 5/31/14		Years ended 11/30
			2013	2012	2011	2010	2009
	(unaudited)
Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.47	(a)	1.44	1.44	N/A	N/A	1.66
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.91	(a)	0.91	0.90	0.93	0.94	0.95
Net investment income available to common shares	6.33	(a)	6.24	6.82	8.18	8.32	9.50
Senior Securities:
ARPS	225		225	225	3,900	3,900	3,900
VMTPS	3,675		3,675	3,675	—	—	—
Total preferred shares outstanding	3,900		3,900	3,900	3,900	3,900	3,900
Asset coverage per preferred share (k)	$67,943		$64,959	$70,250	$63,265	$63,082	$62,570
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS and VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets and interest expense paid to shareholders of VMTPS. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of a portion of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions on ARPS and accrued interest on VMTPS.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 2.64%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement

Notes to Financial Statements (unaudited) – continued

or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$256,452,309	$—	$256,452,309
Mutual Funds	781,005	—	—	781,005
Total Investments	$781,005	$256,452,309	$—	$257,233,314

Other Financial Instruments
Futures Contracts	$53,326	$—	$—	$53,326

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$53,326

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(939,286)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(24,995)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to

Notes to Financial Statements (unaudited) – continued

cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, and non-deductible expenses that result from the treatment of VMTPS as equity for tax purposes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/13
Ordinary income (including any short-term capital gains)	$72,377
Tax-exempt income	11,382,528
Total distributions	$11,454,905

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$238,565,649
Gross appreciation	21,914,458
Gross depreciation	(3,246,793)
Net unrealized appreciation (depreciation)	$18,667,665

As of 11/30/13
Undistributed ordinary income	104,642
Undistributed tax-exempt income	1,340,943
Capital loss carryforwards	(69,086,085)
Post-October capital loss deferral	(54,863)
Other temporary differences	(560,137)
Net unrealized appreciation (depreciation)	6,088,150

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2013, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/14	$(9,352,747)
11/30/15	(6,016,727)
11/30/16	(21,680,852)
11/30/17	(17,871,725)
11/30/18	(4,840,268)
11/30/19	(5,512,578)
Total	$(65,274,897)

Notes to Financial Statements (unaudited) – continued

Post-enactment losses which are characterized as follows:
Short-Term	$(987,529)
Long-Term	(2,823,659)
Total	$(3,811,188)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses other than auction rate preferred shares service fees, such that total fund operating expenses do not exceed 0.90% annually of the fund’s average daily net assets (including the value of auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2015. For the six months ended May 31, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2014, these fees paid to MFSC amounted to $2,897.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). The administrative services fee incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the

Notes to Financial Statements (unaudited) – continued

funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $468 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $142, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2014, purchases and sales of investments, other than short-term obligations, aggregated $22,759,071 and $18,271,200, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2014 and the year ended November 30, 2013, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/14		Year ended 11/30/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	17,991	$99,488

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended May 31, 2014, the fund’s commitment fee and interest expense were $329 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,747,636	17,101,917	(26,068,548)	781,005

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,796	$781,005

(8) Preferred Shares

The fund has 133 shares issued and outstanding of Auction Rate Preferred Shares (ARPS), series T, and 92 shares of ARPS, series W. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the ARPS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on ARPS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on ARPS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for ARPS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2014, the ARPS dividend rates ranged from 0.07% to 0.23% for series T and from 0.07% to 0.20% for series W. For the six months ended May 31, 2014, the average dividend rate was 0.11% for both series T and series W. These developments with respect to ARPS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the ARPS. The service fee is equivalent to 0.25% of the applicable ARPS liquidation value while the ARPS auctions are successful or to 0.15% or less,

Notes to Financial Statements (unaudited) – continued

varying by broker-dealer, while the auctions are failing. The outstanding ARPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The ARPS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied.

In addition to ARPS, the fund has 3,675 shares issued and outstanding of Variable Rate Municipal Term Preferred Shares (VMTPS), series 2016/9. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of September 30, 2016 unless extended through negotiation with the private investors. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association Municipal Swap Index. During the six months ended May 31, 2014, the VMTPS dividend rates ranged from 1.28% to 1.37%. For the six months ended May 31, 2014, the average dividend rate was 1.31%.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2014, interest expense related to VMTPS amounted to $605,714 and is included in “Interest expense” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs which have been deferred and are being amortized into expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value which approximates its fair value and would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in VMTPS, there are investment-related requirements that are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies, and may limit the investment flexibility that might otherwise be pursued by the fund if the VMTPS were not outstanding.

The fund is required to maintain certain asset coverage with respect to the ARPS and VMTPS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such, is not permitted to declare common share dividends unless the fund’s ARPS and VMTPS have a minimum asset coverage ratio of 200% after declaration of the common share dividends. With respect to the payment of dividends and as to the distribution of assets of the fund, ARPS and VMTPS rank on parity with each other, and are both senior in priority to the fund’s outstanding common shares. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, including ARPS and VMTPS, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS High Income Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities including the portfolio of investments of MFS High Income Municipal Trust (the Fund), as of May 31, 2014, and the related statements of operations, changes in net assets, cash flows, and the financial highlights for the six-month period ended May 31, 2014. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2013, and the financial highlights for each of the five years in the period ended November 30, 2013, and in our report dated January 15, 2014, we expressed an unqualified opinion on such statement of changes in net assets and the financial highlights.

Boston, Massachusetts

July 16, 2014

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CXE

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Income Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/13-12/31/13	0	N/A	0	3,149,287
1/01/14-1/31/14	0	N/A	0	3,149,287
2/01/14-2/28/14	0	N/A	0	3,149,287
3/01/14-3/31/14	0	N/A	0	3,150,365
4/01/14-4/30/14	0	N/A	0	3,150,365
5/01/14-5/31/14	0	N/A	0	3,150,365

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2014 plan year is 3,150,365.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.